Schedule IV - Schedule of Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	$ 3,739	$ 4,147	$ 4,127
Ceded to Other Companies	698	733	759
Assumed From Other Companies	8	13	69
Net Amount	3,049	3,427	3,437
Percentage of Amount Assumed to Net	0.00%	0.00%	2.00%
Life Insurance in Force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	355,164	316,817	359,644
Ceded to Other Companies	151,982	130,029	150,446
Assumed From Other Companies	781	1,941	2,027
Net Amount	203,963	188,729	211,225
Percentage of Amount Assumed to Net	0.00%	1.00%	1.00%
Life Insurance and Annuities [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	3,441	3,842	3,811
Ceded to Other Companies	517	531	546
Assumed From Other Companies	8	13	69
Net Amount	2,932	3,324	3,334
Percentage of Amount Assumed to Net	0.00%	0.00%	2.00%
Accident and Health Insurance Segment [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	298	305	316
Ceded to Other Companies	181	202	213
Assumed From Other Companies	0	0	0
Net Amount	$ 117	$ 103	$ 103
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%